Retirement plans - Defined contribution pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Defined contribution pension plans	$ 9.1	$ 10.3